OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ASSETS
Schedule of other assets

	As of December 31,
	2021	2022

	(HK$ in thousands)
Current:
Deposit	23,032	52,863
Staff advances	26,527	18,685
Others	32,035	30,710
Total	81,594	102,258
Non-current:
Refundable deposit	337,513	680,356
Property and equipment, net (Note 7)	175,757	145,837
Deferred tax assets (Note 25)	38,317	84,564
Intangible assets, net (Note 8)	17,218	54,448
Total	568,805	965,205